Financial instruments-fair values and risk management - Liquidity risk (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Liquidity risk
Carrying amount	€ 35,524	€ 25,108
Total	40,012	27,836
Reconciliation of liabilities arising from financing activities
Beginning of year	19,679	19,341
Cash flows	(14,397)	(1,106)
Additions	21,688	1,444
End of year	26,970	19,679
Non-current financial liabilities
Reconciliation of liabilities arising from financing activities
Beginning of year	14,627	3,851
Cash flows	(12,783)	(1,373)
Additions	18,910	856
Changes in maturity	(1,107)	11,293
End of year	19,647	14,627
Non-current lease liabilities
Reconciliation of liabilities arising from financing activities
Beginning of year	1,712	1,851
Cash flows	(1,696)	(233)
Additions	18,910	856
Changes in maturity	(857)	(762)
End of year	18,069	1,712
Current financial liabilities
Reconciliation of liabilities arising from financing activities
Beginning of year	5,052	15,490
Cash flows	(1,614)	267
Additions	2,778	588
Changes in maturity	1,107	(11,293)
End of year	7,323	5,052
Current lease liabilities
Reconciliation of liabilities arising from financing activities
Beginning of year	1,350	1,653
Cash flows	(1,350)	(1,653)
Additions	2,778	588
Changes in maturity	857	762
End of year	3,635	1,350
Non-current portion of secured bank loans
Reconciliation of liabilities arising from financing activities
Beginning of year	12,055
Cash flows	(11,087)
Changes in maturity		12,055
End of year	968	12,055
Municipal loans
Reconciliation of liabilities arising from financing activities
Beginning of year	860	2,000
Cash flows		(1,140)
Changes in maturity	250
End of year	250	860
Non Current Muncipal Loans
Reconciliation of liabilities arising from financing activities
Beginning of year	860
Changes in maturity	(250)
End of year	610	860
Current portion of secured bank loans
Reconciliation of liabilities arising from financing activities
Beginning of year	1,787	13,837
Cash flows	(985)	5
Changes in maturity		(12,055)
End of year	802	1,787
Bank overdrafts
Reconciliation of liabilities arising from financing activities
Beginning of year	1,915
Cash flows	721	1,915
End of year	2,636	1,915
Less than 2 months
Liquidity risk
Total	10,274	6,310
2 to 12 months
Liquidity risk
Total	5,892	4,670
Within five years
Liquidity risk
Total	11,275	7,607
More than 5 years
Liquidity risk
Total	12,571	9,249
Trade and other receivables due with in two months
Liquidity risk
Expected cash flows	6,644	3,830
Bank overdrafts
Liquidity risk
Carrying amount	2,636	1,915
Total	2,636	1,915
Bank overdrafts | Less than 2 months
Liquidity risk
Total	€ 2,636	€ 1,915
Bank overdrafts | 2 to 12 months
Liquidity risk
Interest-bearing loans will mature in less than one year (in percent)	27.20%	25.70%
Secured bank loans
Liquidity risk
Utilized amount of secured credit lines	€ 2,636	€ 1,915
Carrying amount	1,770	13,842
Secured bank loans	3,500	4,000
Total	€ 1,866	€ 15,985
Secured bank loans | Minimum
Liquidity risk
Interest rate on secured credit lines	3.33%	3.33%
Secured bank loans | Maximum
Liquidity risk
Interest rate on secured credit lines	4.50%	4.50%
Secured bank loans | Less than 2 months
Liquidity risk
Total	€ 12	€ 236
Secured bank loans | 2 to 12 months
Liquidity risk
Total	848	1,965
Secured bank loans | Within five years
Liquidity risk
Total	1,006	5,808
Secured bank loans | More than 5 years
Liquidity risk
Total		7,976
Lease liabilities
Liquidity risk
Carrying amount	21,704	3,062
Total	25,934	3,234
Lease liabilities | Less than 2 months
Liquidity risk
Total	755	239
Lease liabilities | 2 to 12 months
Liquidity risk
Total	3,034	1,196
Lease liabilities | Within five years
Liquidity risk
Total	9,574	1,799
Lease liabilities | More than 5 years
Liquidity risk
Total	12,571
Municipal loans
Liquidity risk
Carrying amount	860	860
Total	1,022	1,273
Municipal loans | 2 to 12 months
Liquidity risk
Total	327
Municipal loans | Within five years
Liquidity risk
Total	695
Municipal loans | More than 5 years
Liquidity risk
Total		1,273
Trade payables
Liquidity risk
Carrying amount	8,554	5,429
Total	8,554	5,429
Trade payables | Less than 2 months
Liquidity risk
Total	6,871	3,920
Trade payables | 2 to 12 months
Liquidity risk
Total	€ 1,683	€ 1,509